RELATED PARTY AGREEMENTS	12 Months Ended
Dec. 29, 2018
RELATED PARTY AGREEMENTS
RELATED PARTY AGREEMENTS

9. RELATED‑PARTY AGREEMENTS

In 2012, we entered into a management services agreement with Cortec Group Fund V, L.P., and its affiliates, (“Cortec”), our majority stockholder, that provides for a management fee to be based on 1.0% of total sales not to exceed $750,000 annually plus certain out‑of‑pocket expenses. During each of fiscal 2018, fiscal 2017, and fiscal 2016, we incurred fees and out‑of‑pocket expenses under this agreement of $0.8 million which were included in selling, general and administrative expenses within our consolidated statements of operations. This agreement was terminated in connection with our IPO and no further payments are due to Cortec.

We lease warehouse and office facilities under various operating leases. One warehouse facility is leased from an entity owned by our founders, brothers Roy and Ryan Seiders. The warehouse facility lease, which is month-to-month and can be cancelled upon 30 days’ written notice, requires monthly payments of $8,700 and is included in selling, general and administrative expenses within our consolidated statements of operations.

In April 2016, we entered into an agreement with a minority stockholder (less than 1%), to provide strategic and financial advisory services for a fee of $3.0 million. The term of the agreement was fifteen months and the fee was due upon the consummation of a merger, sale, IPO, or other transaction. In 2016, we accrued the full amount payable under the agreement of $3.0 million in accrued liabilities, and subsequently reversed the full amount in August 2017 when the agreement term ended. No amounts were paid in fiscal 2016 or fiscal 2017. In July 2018, we entered into an agreement with the same minority stockholder, to provide strategic and financial advisory services for a fee of $2.0 million. The term of the agreement was the earlier of twelve months of the date of an IPO or similar sale of equity. Following our IPO, we paid the minority stockholder $2.0 million.

In connection with the Rambler On Acquisition in 2017, we issued a promissory note to Rambler On for a principal amount of $3.0 million with a two-year term and bearing interest at 5% per annum, payable in two equal installments on May 16, 2018 and May 16, 2019. Subsequent to the Rambler On Acquisition, the sole owner of Rambler On became a Company employee. As of December 29, 2018, the outstanding principal balance of the promissory note was $1.5 million.